Related parties	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Related parties
12. Related parties

a)	Compensation of key management personnel
Key management personnel include board of director members, officers and executive committee members. The compensation paid or payable to officers and directors services is as follows:

	For the year ended December 31,
	2019	2018	201 7
Salaries and wages	22,187	16,275	17,377
Bonus	7,255	7,263	6,724
Share-based option plans	29,129	21,508	24,775

	58,571	45,046	48,876

b)	Guarantees granted
The Company granted guarantees for some property rental agreements entered into by executive officers. The amounts involved are not material.
c )	Maintenance agreements
ALAB entered into Maintenance Agreements to aircraft with TAP Manutenção e Engenharia Brasil S/A (“TAP ME”). TAP ME is part of the same economic group as TAP.
The total value of maintenance services acquired by the Company pursuant to such Maintenance Agreements during the year ended December 31, 2019 was R$17,552 (December 31, 2018 – R$83,831
 and December 31, 2017 – R$83,295).
As of December 31, 201
9
, the amount payable to TAP ME was R$97 (December 31, 2018 - 5,663) and is recorded under Accounts payable.

d)	Codeshare Agreement
ALAB signed a codeshare agreement with United (a shareholder) and TAP which will provide transport of passengers whose tickets have been issued by one of the airlines and the service is performed by the other.

e)	Transactions with Aigle Azur
On December 31, 2019, the Company recorded in “Prepaid expenses” and “Trade and other receivables”, the amount of R$11,794 (December 31, 2018 – R$13,330 and December 31, 2017 - 0), net of a provision for doubtful debts of R$5,055 (December 31, 2018 and 2017 – R$0).

f)	Loan agreements receivable
On September 2, 2016 the Company entered into a loan agreement with a shareholder
.

On December 31, 2019 the amount of loan is R$
12,789
(December 31, 2018 – R$
12,042).
This agreement bears interest at a rate of Libor plus
2.3%
p.a. The term of the contract has been extended and will be paid in full in 2
020.

g)	Transactions with Breeze
In December 2019, the Company signed a letter of intent for the sublease of up to 28 aircraft to the Breeze Aviation Group, an airline founded by Azul’s controlling partner. The transaction was approved by Azul’s shareholders at an Extraordinary General Meeting on March 2, 2020. In 2019 there were no financial flows related to the transaction.

h)	Transactions with TAP
i.

Aircraft sublease
In March 2016, the Company subleased fifteen aircraft to its related party TAP. Seven of the fifteen leases had been executed at a time when the market for regional aircraft was higher than when the related seven subleases were executed. As a result, although the Company believes that the rates in these seven subleases represented approximate market rates at the time of their execution, the Company will receive from TAP an amount lower than the amount that the Company has to pay under the related leases.
As mentioned in note 3, in accordance with IFRS 16
,

an intermediate lessor records the head lease and sublease as two separate leases. The intermediary lessor is required to classify the sublease as financial or operating by reference to the right-of-use asset (and not by reference to the underlying asset).

As a result of this change, the Company reassessed the classification of its sublease agreements as finance leases, based on the remaining term and conditions of the head lease and sublease on the date of the initial adoption, thus derecognizing part of the provision for onerous contracts.
Over the year ended December 31, 2019, amounts received from TAP from the subleases amounted to R$126,149 (December 31, 2018 – R$112,046 and December 31, 2017 – R$113,391), and amounts paid to the lessors of the related aircrafts totaled R$
140,588 (December 31, 2018 – R$129,958
 and December 31, 2017 – R$138,042).
ii.
TAP Convertible Bonds
On March 14, 2016, the Company acquired series A convertible bonds issued by TAP (the “TAP Convertible Bonds”) for an amount of €90 million. The TAP Convertible Bonds are convertible, in whole or in part, at the option of Azul into
new shares representing the share capital of TAP benefiting from enhanced preferential economic rights (the “TAP Shares”). Upon full conversion, the TAP Shares will represent 6.0% of the total and voting capital of TAP, with the right to receive dividends or other distributions corresponding to 41.25% of distributable profits of TAP.
The option is exercisable starting in July 2016. The TAP Convertible Bonds mature 10 years from their issuance and bear interest at an annual rate of 3.75% until September 20, 2016 and at rate of 7.5% thereafter. Accrued interest remains unpaid until the earlier of the maturity date or early redemption of the Bonds.
TAP has the right to early redeem the TAP Convertible Bonds if not yet converted and upon the earlier of (i) occurrence of an IPO, or (ii) 4 years from issuance of the TAP Convertible Bonds provided that TAP should be in compliance with certain financial covenants. The TAP Convertible Bonds will be redeemed at their principal amount together with the accrued unpaid interest.
The TAP Convertible Bonds, as well as the option to convert them into TAP Shares, were classified as a single financial asset recorded at changes in the fair value through profit or loss, in the amount of R$61,675
(Note 24) under “Result from related parties transactions, net”, classified in “Long-term investments”.
iii.
Other Investments
On March 14, 2019, ALAB acquired 6.1% post-dilution economic shares in TAP from
Hainan Airlines Civil Aviation Investment Limited (“HACAIL”)
for US$ 25 million or R$96,161. The current shares represents 20.0% and 35.6% of the voting rights and economic rights of Atlantic Gateway, respectively.
On July 1, 2019 HACAIL transferred the shares held
in
Atlantic Gateway to Global AzulAirProjects, SGPS, S.A.

The investment is recognized at fair value in the balance sheet under “Long term investments”. On December 31, 2019 the gain resulting from this transaction, in the amount of R$64,710, was fully recorded at fair value through profit or loss, under “Result from related parties transations, net”.

i)	Service Agreements with Águia Branca Participações S.A.
On January 1, 2013, we entered into an agreement with Águia Branca Participações S.A., one of our shareholders, for the sharing of information technology resources during an indefinite period, which was an extension of a similar agreement that TRIP entered into with Águia Branca Participações S.A., and on November 1, 2015, we entered into a services agreement with Águia Branca Participações S.A. for the hosting and use of information technology resources for a 24 month term, which has been renewed for an additional 12 month term. The amounts payable under these agreements are based on the services actually rendered. We paid R$50,118, R$49,900 and R$46,500 in connection with these agreements in 2019, 2018 and 2017, respectively.

j)	Air Tickets Sales Agreement with Caprioli Turismo Ltda.
On March 26, 2018, we entered into a Tickets Sales Agreement with Caprioli Turismo Ltda., a travel agency owned by the Caprioli family (which owns an indirect participation in us through the TRIP’s former shareholders), pursuant to which we granted Caprioli Turismo Ltda. a credit line of R$20,000.00 to purchase for resale tickets for the flights we operate. Such credit line is guaranteed by a promissory note, which does not bear interest, of the same amount payable to us.

k)	Consulting Services Agreement with Plane View Partners
On April 16, 2020, our board of directors approved the hiring of Plane View Partners, an aviation consulting firm founded by one of our Board members, to support our fleet plan strategy and engage with aircraft manufacturers and lessors.